CASH AND BANK BALANCES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
CASH AND BANK BALANCES

4 CASH AND BANK BALANCES

For the purpose of the consolidated statements of cash flows, cash and bank balances comprise the following:

	2024	2025
	S$	S$
Cash at banks	514,490	1,215,529
Cash on hand	398	277
Short-term fixed deposits	4,455,479	879,683
	4,970,367	2,095,489
Less: Fixed deposits with maturities over 3 months	(273,320)	-
Cash and cash equivalents on consolidated statements of cash flows	4,697,047	2,095,489

Fixed deposits are placed for a period ranging between 1 month and 2 months (2024: 1 month and 12 months) with the effective interest rates on the fixed deposits range from between 2.70% to 3.92% (2024: 2.73% to 5.32%) per annum.